Leases - Change in Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Right-of-Use Assets [Roll Forward]
Beginning balance	$ 2,955	$ 1,403
Lease expense	(1,701)	(494)	$ (247)
Foreign exchange differences	115	(48)
Additions	7,171	2,119
Disposals	(322)	0
Transfers	(47)	(25)
Ending balance	$ 8,171	$ 2,955	$ 1,403